Fixed Assets, net	6 Months Ended
Jun. 30, 2019
Fixed Assets, net [Abstract]
Fixed Assets, net

6.          Fixed Assets, net

(i) Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2018	$787,014	$(31,682)	$755,332
Additions	53,343	-	53,343
Impairment loss	(1,875)	421	(1,454)
Depreciation	-	(14,954)	(14,954)
Balance, June 30, 2019	$838,482	$(46,215)	$792,267

On January 4, 2018, the Company paid the last installment, including related costs of $44,869, to Hyundai Samho Heavy Industries Co., Ltd. (“HHI”) using the $37,500 under the secured credit facility dated June 22, 2017 (Note 11) and cash on hand and took delivery of the then under construction VLGC, Mont Gelé. On January 11, 2018, the vessel commenced its time charter on fixed rate with ten years firm duration to an oil major company.

On April 27, 2018, the Company entered into a Memorandum of Agreement for the sale of its 2001-built Panamax drybulk carrier, the Maganari, to an unaffiliated buyer for total gross price of $9,700. The vessel was delivered to its new owner on May 24, 2018 and a gain of $5,109 was recognized in the accompanying condensed consolidated statement of operations for the six-month period ended June 30, 2018, included in “Impairment loss, (gain)/loss from sale of vessels”.

On May 31, 2018, the Company entered into two separate purchase agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning companies of the Newcastlemax drybulk carrier, the Huahine and the Suezmax tanker vessel, the Marfa, including their associated outstanding credit facilities, for a gross purchase price of $38,500 and $55,333, respectively (Note 4). As part of the transactions, the Company paid an aggregate amount of $43,500 to the sellers, being the difference between the purchase price and the then outstanding balances of the respective credit facilities. The Company received the vessel owning companies’ shares on June 1 and June 8, 2018, respectively, and assumed an aggregate amount of $50,333 of credit facilities attached to these vessels (Note 11). An amount of $1,581 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning companies acquired over the purchase price paid, was classified as capital contribution in “Additional Paid-in Capital” as the acquisitions were accounted as transactions between entities under common control.

On June 6, June 11, June 12 and June 27, 2018, the Company entered into four separate Memoranda of Agreement for the sale of its older Panamax drybulk carriers, the Bargara, Redondo, Mendocino and Marbella, respectively, to unaffiliated buyers for an aggregate price of $35,568. The Company classified the aforementioned vessels as “held for sale” as of June 30, 2018, as all criteria required for their classification as “Vessels held for sale” were met, at their then carrying value as it was lower than their fair value less cost to sell. On July 18, July 24, August 14 and August 20, 2018, the vessels Redondo, Marbella, Bargara, and Mendocino were delivered to their new owners, respectively, and an aggregate gain of $18,192 was recognized in the consolidated statement of operations for the year ended December 31, 2018, included in “Impairment loss, (gain)/loss from sale of vessels”.

On July 4, 2018, the Company entered into four separate Memoranda of Agreement for the sale of its four VLGCs, including their existing time charter contracts, to unaffiliated buyers for an aggregate price of $304,000. On September 17, 2018, the Company entered into four separate addenda to the aforementioned Memoranda of Agreement, according to which the buyers were entitled to a fixed compensation of $15,000 per day due to the delay on the vessels’ delivery until the earlier between the actual delivery dates and December 15, 2018.

The Company classified the aforementioned vessels as “held for sale” as of September 30, 2018, as all criteria required for their classification as “Vessels held for sale” were met, and an impairment loss of $7,279 was recognized in the consolidated statement of operations for the year ended December 31, 2018 and included in “Impairment loss, (gain)/loss from sale of vessels”, as a result of the reduction of the VLGCs’ carrying amount to their fair value less cost to sell (Note 13).

According to ASU 2014-08 “Presentation of Financial Statements and Property, Plant and Equipment”, the sale of the Company’s VLGCs did not represent a strategic shift hence no presentation of discontinued operations was required. On October 15, October 30 and November 5, 2018, the VLGCs Mont Gelé, Mont Fort, and Anderida and Aisling respectively, were delivered to their new owners and an aggregate loss of $282 was recognized in the consolidated statement of operations for the year ended December 31, 2018, included in “Impairment loss, (gain)/loss from sale of vessels”.

On August 2, 2018, the Company entered into a Memorandum of Agreement for the sale of its 2001 built Panamax drybulk carrier, the Capitola, to an unaffiliated buyer for total gross price of $7,580. The vessel was delivered to its new owner on August 17, 2018 and a gain of $3,639 was recognized in the consolidated statement of operations for the year ended December 31, 2018, included in “Impairment loss, (gain)/loss from sale of vessels”.

As of September 30, 2018, the impairment review performed indicated that six of the Company’s vessels (the offshore support vessels), with a carrying amount of $25,590, should be written down to their fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $9,465, which was included in “Impairment loss, (gain)/loss from sale of vessels”, in the consolidated statement of operations for the year ended December 31, 2018 (Note 13).

On November 19, 2018, the Company entered into a share purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning company of the Aframax tanker vessel, the Botafogo, including its associated then outstanding credit facility, for a purchase price of $27,000 (Note 4). As part of the transaction, the Company paid an aggregate amount of $18,071 to the seller, being the difference between the purchase price and the then outstanding balance of the respective credit facility. On December 14, 2018, the Company received the vessel owning company’s shares and assumed an amount of $8,929 of credit facility attached to that vessel (Note 11). An aggregate amount of $1,231 of the total amount paid, representing the excess of the carrying value of the assets of the vessel owning company acquired over the purchase price paid and the different accounting policy in regards to cut-off recognition of the then ongoing voyage charter ($267 and $964, respectively), was classified as capital distribution in “Additional Paid-in Capital” as the acquisition was accounted as a transaction between entities under common control.

On November 19, 2018, the Company entered into three separate bareboat charter agreements for three Newcastlemax drybulk carriers, the Conquistador, Pink Sands and Xanadu, already mortgaged under secured credit facilities, with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $171,500. The bareboat charterhire is payable as follows: (i) an amount of $99,875 in advance (advance bareboat charterhire), being the difference between the aggregate bareboat charterhire and the then outstanding balance of the aforementioned secured credit facilities, and (ii) an amount of $71,625 in quarterly installments equal to the respective installments of the aforementioned secured credit facilities, being the then outstanding balance of relevant credit facilities, bearing the same interest (LIBOR plus margin) and balloon payments at maturities.

As part of the agreements, there are purchase obligations upon payment of each balloon installment at each last repayment date. On November 27, 2018 (commencement date), the Company paid the advance bareboat charterhire (Notes 4, 12).

In accordance with ASC 842, the Company (lessee) accounted for these leases (bareboat charter agreements) as finance leases (Note 10), recognizing these vessels as right-of-use assets in its consolidated balance sheet under “Vessels, net” depreciated over their remaining useful lives, as determined in accordance with Company’s depreciation policy for fixed assets. More precisely, the Company recorded a right-of-use assets at the present value of the aggregate finance lease liability amounted to $171,500 (Notes 12, 13). No initial direct costs incurred by the Company.

As of December 31, 2018, the impairment review performed indicated that one of the Company’s tanker vessels, with a carrying amount of $26,666 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $291, which was included in “Impairment loss, (gain)/loss from sale of vessels”, in the consolidated statement of operations for the year ended December 31, 2018 (Note 13).

On May 16, 2019, the Company entered into a bareboat charter agreement for one Newcastlemax drybulk carrier built in 2017, the Netadola, already mortgaged under a secured credit facility, with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $50,000. The bareboat charterhire is payable as follows: (i) an amount of $24,988 in advance (advance bareboat charterhire), being the difference between the aggregate bareboat charterhire and the then outstanding balance of the aforementioned secured credit facility, and (ii) an amount of $25,012 in quarterly installments equal to the respective installments of the aforementioned secured credit facility, being the then outstanding balance of relevant credit facility, bearing the same interest (LIBOR plus margin) and balloon payment at maturity. As part of the agreement, upon payment of the balloon installment at the last repayment date, the Company has the obligation to purchase the vessel.

On May 25, 2019 (commencement date), the vessel was delivered to the Company and on May 29, 2019, the Company paid the advance bareboat charterhire (Notes 4, 12).

In accordance with ASC 842, the Company (lessee) accounted for this lease (bareboat charter agreement) as finance lease (Note 12), recognizing the vessel as right-of-use asset in its consolidated balance sheet under “Vessels, net” depreciated over its remaining useful life, as determined in accordance with Company’s depreciation policy for fixed assets. More precisely, the Company recorded a right-of-use asset at the present value of the aggregate finance lease liability amounted to $50,000 (Notes 12, 13). No initial direct costs incurred by the Company.

As of June 30, 2019, the impairment review performed indicated that six of the Company’s vessels (the offshore support vessels), with a carrying amount of $15,704, should be written down to their fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $1,454, which was included in “Impairment loss, (gain)/loss from sale of vessels”, in the accompanying unaudited interim condensed consolidated statement of operations for the six-month period ended June 30, 2019 (Note 13).

As of December 31, 2018 an amount of $245 relating to capitalized expenses and an amount of $84 relating to capitalized interest were included in the “Vessels, net”, respectively.

As of June 30, 2019, an aggregate amount of $3,343 relating to capitalized expenditures for the acquisition and installation of ballast water treatment systems (“BWTS”) and exhaust cleaning systems (“scrubbers”), were included in the “Vessels, net”.

(ii) Property and equipment, net:

Property and equipment consists of Heidmar’s computer equipment, furniture, fixtures and leasehold improvements. Property and equipment as of June 30, 2019 is as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, June 7, 2019	$1,098	$-	$1,098
Additions	52	-	52
Depreciation	-	(13)	(13)
Balance, June 30, 2019	$1,150	$(13)	$1,137

As of June 30, 2019, the Company owns leasehold improvements amounted to $738.